Summary of Significant Accounting Policies (Details Textual)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) Agreements $ / shares	Sep. 30, 2018 USD ($) Agreements $ / shares	Dec. 31, 2017 $ / shares
Summary of Significant Accounting Policies (Textual)
Estimated fair value of our common stock | $ / shares	$ 2.20	$ 2.30	$ 2.52
Additional potential warrants	$ 3,000,000	$ 3,000,000
Number of licencing agreements | Agreements	2	2
Convertible estimated price per share | $ / shares		$ 1.80
Investment on convertible notes		$ 1,500,000
Federally insured amounts	$ 134,109
U.S federal corporate tax rate, description			U.S federal corporate tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017.
Percentage of stock financing		100.00%